Equity (Details) - Schedule of warrants was estimated as of the grant date	1 Months Ended
Apr. 16, 2019
Expected term [Member]
Equity (Details) - Schedule of warrants was estimated as of the grant date [Line Items]
Fair value of warrants term	2 years 302 days
Risk-free interest rate [Member]
Equity (Details) - Schedule of warrants was estimated as of the grant date [Line Items]
Fair value of warrants percentage	1.64%
Expected volatility [Member]
Equity (Details) - Schedule of warrants was estimated as of the grant date [Line Items]
Fair value of warrants percentage	995.79%
Dividend yield [Member]
Equity (Details) - Schedule of warrants was estimated as of the grant date [Line Items]
Fair value of warrants percentage	0.00%